Dividends	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Dividends	Dividends
During the six-month period ended June 30, 2021, the Company declared and paid 2 quarterly consecutive dividends of $0.50 per share for each of the Series C Preferred Shares, totaling $2,298, and Series D Preferred Shares, totaling $3,195.

During the six-month period ended June 30, 2021, the Company's subsidiary Pinewood declared and paid 1 dividend of $78.